Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income before income taxes	R$ 13,381,078	R$ 19,442,015	R$ 23,743,559
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected loss on loans and advances	12,532,133	15,091,975	0
Impairment of loans and advances	0	0	16,860,835
Changes in the insurance technical provisions and pension plans	32,036,527	29,409,222	34,805,771
Net (gains)/losses from disposals of assets available for sale	0	0	(2,299,397)
(Gains)/Net realized losses on financial assets at fair value through other comprehensive income	(655,832)	(1,073,563)	0
Expenses with provisions and contingent liabilities	9,244,967	4,306,043	2,471,288
Deferred acquisition cost (insurance)	(58,115)	144,224	680,136
Impairment of assets	3,196,683	1,757,981	1,925,304
Depreciation	2,737,383	1,460,013	1,237,328
Amortization of intangible assets	3,128,385	3,348,242	3,331,240
Share of profit of associates and joint ventures	(1,201,082)	(1,680,375)	(1,718,411)
Losses on disposal of non-current assets held for sale	277,763	516,713	577,212
Net losses from disposal of property and equipment	17,937	98,182	106,722
(Gains) on sale of investments in associates	48,927	0	(270,977)
Effect of changes in exchange rates in cash and cash equivalents	(752,829)	(751,769)	(806,312)
Changes in assets and liabilities:
(Increase)/Decrease in reserve requirement - Central Bank	(3,025,422)	(20,882,690)	(8,677,695)
(Increase)/decrease in loans and advances to banks	(2,099,605)	33,357	(2,493,535)
(Increase)/decrease in loans and advances to customers	(123,571,123)	(112,861,770)	(59,578,512)
(Increase)/decrease in financial assets held for trading	0	0	(23,089,236)
(Increase)/Reduction in financial assets at fair value through profit or loss	(3,598,627)	(3,625,822)	0
(Increase)/decrease in other assets	(31,687,179)	(30,301,912)	(23,384,107)
Increase/(decrease) in deposits from banks	(3,555,713)	(20,749,542)	3,955,797
Increase/(decrease) in deposits from customers	36,787,089	88,659,514	36,853,866
Increase/(decrease) in financial liabilities held for trading	0	0	839,321
Increase/(Decrease) in financial liabilities at fair value through profit or loss	(1,908,004)	1,877,088	0
Increase/(decrease) in insurance technical provisions and pension plans	(15,312,123)	(16,920,525)	(11,556,181)
Increase/(decrease) in other provisions	(3,807,209)	(2,994,599)	(2,272,970)
Increase/(decrease) in other liabilities	27,344,659	14,364,262	19,117,355
Interest received	67,523,213	61,660,260	61,743,368
Interest paid	(27,246,400)	(27,813,710)	(27,254,361)
Income tax and social contribution paid	(8,433,279)	(7,086,237)	(8,575,438)
Other changes in taxes	(798,171)	(1,923,895)	(720,182)
Net cash provided by/(used in) operating activities	(19,453,969)	(6,497,318)	35,551,788
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents paid	0	(442,122)	0
(Acquisitions) of financial assets available for sale	0	0	(114,186,612)
(Acquisition) of financial assets at fair value through other comprehensive income	(96,192,725)	(103,432,365)	0
Proceeds from sale of financial assets available for sale	0	0	82,760,146
Disposal of financial assets at fair value through other comprehensive income	99,911,819	103,897,609	0
Maturity of investments held to maturity	0	0	4,219,351
Maturity of financial assets at amortized cost	17,458,880	21,759,857	0
(Acquisitions) of investments held to maturity	0	0	(204,557)
(Acquisition) of financial assets at amortized cost	(41,401,367)	(70,719,797)	0
Disposal of non-current assets held for sale	613,246	688,885	796,869
(Acquisitions) of investments in associates	0	(52,844)	(83,172)
Disposal of investments in affiliates	17,961	0	0
Dividends and interest on equity received	716,581	1,463,448	845,134
(Acquisition) of property and equipment	(2,629,435)	(2,389,433)	(1,897,645)
Sale of premises and equipment	816,907	361,240	445,347
(Acquisition) of intangible assets	(2,696,067)	(3,053,156)	(3,743,704)
Dividends received	4,404	50,264	83,341
Interest received	8,053,047	17,383,392	12,735,539
Net cash provided by/(used in) investing activities	(15,326,749)	(34,485,022)	(18,229,963)
Financing activities
Funds from securities issued	84,982,152	85,963,195	62,237,380
Payments on securities issued	(60,215,940)	(69,747,110)	(72,494,509)
Issuance of subordinated debt	0	10,890,606	6,594,610
Payments on subordinated debts	(3,207,429)	(9,181,501)	(8,666,038)
Lease payment	(1,067,573)	0	0
Increase/(decrease) of non-controlling interest	(106,741)	2,265	2,099
Interest paid	(16,951,569)	(16,986,503)	(24,465,562)
Interest on equity and dividends paid	(17,751,148)	(6,539,193)	(6,512,102)
Net cash provided by/(used in) financing activities	(14,318,248)	(5,598,241)	(43,304,122)
(Decrease)/Increase in cash and cash equivalents	(49,098,966)	(46,580,581)	(25,982,297)
Cash and cash equivalents
At the beginning of the year	110,225,630	156,054,442	181,230,427
Effect of changes in exchange rates in cash and cash equivalents	752,829	751,769	806,312
At the end of the year	61,879,493	110,225,630	156,054,442
(Decrease)/Increase in cash and cash equivalents	(49,098,966)	(46,580,581)	(25,982,297)
Non-cash transactions
Credit operations transferred to non-current assets held for sale	1,934,762	1,947,924	1,953,996
Dividends and interest on equity declared but not yet paid	126,755	4,876,458	4,295,314
Unrealized (gains)/losses on securities available for sale	0	0	(2,187,365)
(Gains)/losses on financial assets at fair value through other comprehensive income	R$ (5,795,435)	R$ 296,915	R$ 0